INCOME TAXES (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits	$ 37.5	$ 35.0	$ 35.1	$ 36.1
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	5.7	0.0
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(1.8)	0.0
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	0.9	0.0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(2.1)	(1.1)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	$ (0.3)	$ 0.0